Policyholders' Account Balances (Additional Insurance Reserves) (Details) - Variable / Universal Life - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance, beginning of period	$ 4,415,187	$ 3,741,426	$ 3,067,336
Unearned revenue	853,071	859,231	827,960
Amortization expense	(203,506)	(185,468)	(153,779)
Other adjustments	26	(2)	(91)
Balance, end of period	$ 5,064,778	$ 4,415,187	$ 3,741,426